UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Three Peaks High Income Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

Principal
Amount	Corporate Bonds (95.7%)	Value	(a)

	Advertising/ Sales (0.7%)
	Lamar Media Corp.
$2,250,000	7.875%, 04/15/18	$2,486,250

	Advertising Services (0.7%)
	Visant Corp.
2,500,000	10.000%, 10/01/17	2,475,000

	Alternative Waste Technology (0.2%)
	ADS Waste Escrow Corp.
900,000	8.250%, 10/01/20 144A††	918,000

	Applications Software (0.3%)
	Nuance Communications, Inc.
1,120,000	5.375%, 08/15/20 144A	1,156,400

	Auto - Medium & Heavy Duty Trucks (1.2%)
	Oshkosh Corp.
3,350,000	8.250%, 03/01/17	3,685,000
600,000	8.500%, 03/01/20	672,000

		4,357,000

	Broadcast Service/Programming (3.2%)
	Crown Media Holdings, Inc.
1,600,000	10.500%, 07/15/19	1,792,000

	Starz LLC/Starz Finance Corp.
7,850,000	5.000%, 09/15/19 144A	8,026,625

	XM Satellite Radio, Inc.
1,750,000	7.625%, 11/01/18 144A	1,933,750

		11,752,375

	Cable/ Satellite TV (2.7%)
	CCO Holdings LLC
6,000,000	7.250%, 10/30/17	6,540,000

	DISH DBS Corp.
3,000,000	7.125%, 02/01/16†	3,315,000

		9,855,000

	Casino Hotels (1.1%)
	Ameristar Casinos, Inc.
1,750,000	7.500%, 04/15/21	1,881,250

	Wynn Las Vegas
2,000,000	7.750%, 08/15/20	2,225,000

		4,106,250

	Commercial Services (2.3%)
	Iron Mountain, Inc.
8,000,000	8.000%, 06/15/20	8,510,000

	Computer Services (2.5%)
	iGATE Corp.
1,250,000	9.000%, 05/01/16	1,371,875

	SunGard Data Systems, Inc.
6,500,000	10.250%, 08/15/15	6,662,500
1,000,000	7.375%, 11/15/18	1,072,500

		9,106,875

	Consumer Products - Miscellaneous (0.9%)
	Scotts Miracle-Gro Co.
3,000,000	7.250%, 01/15/18	3,217,500

	Containers - Metal/Glass (0.8%)
	Owens-Brockway Glass Container, Inc.
1,000,000	7.375%, 05/15/16	1,147,500

	Silgan Holdings, Inc.
1,750,000	5.000%, 04/01/20	1,830,938

		2,978,438

	Containers - Paper/Plastic (4.1%)
	Berry Plastics Corp.
5,500,000	5.205%, 02/15/15 Floating Rate Note	5,513,750
1,250,000	9.500%, 05/15/18	1,371,875

	Consolidated Containers
3,250,000	10.125%, 07/15/20 144A	3,461,250

	Graphic Packaging Holding Co.
2,700,000	9.500%, 06/15/17	2,956,500
1,750,000	7.875%, 10/01/18	1,938,125

		15,241,500

	Dialysis Centers (0.5%)
	DaVita, Inc.
1,750,000	6.375%, 11/01/18	1,868,125

	Distribution/ Wholesale (0.3%)
	VWR Funding, Inc.
1,250,000	7.250%, 09/15/17 144A	1,268,750

	Diversified Manufacturing Operations (0.8%)
	SPX Corp.
2,750,000	6.875%, 09/01/17	3,073,125

	E-Commerce/ Services (1.6%)
	Expedia, Inc.
5,250,000	5.950%, 08/15/20	5,790,629

	Engines - Internal Combustion (0.4%)
	Briggs & Stratton
1,500,000	6.875%, 12/15/20	1,635,000

	Enterprise Software/Serv (0.4%)
	INFOR US, Inc.
1,250,000	9.375%, 04/01/19 144A	1,387,500

	Food - Canned (2.3%)
	Treehouse Foods, Inc.
7,700,000	7.750%, 03/01/18	8,412,250

	Food - Miscellaneous/ Diversified (5.7%)
	Aramark Corp.
8,000,000	8.500%, 02/01/15	8,190,080

	B&G Foods, Inc.
4,600,000	7.625%, 01/15/18	4,968,000

	Michael Foods Group, Inc.
2,100,000	9.750%, 07/15/18	2,341,500

	Pinnacle Foods Finance LLC
1,455,000	9.250%, 04/01/15	1,487,738
3,500,000	8.250%, 09/01/17	3,793,125

		20,780,443

	Food - Retail (1.6%)
	Ingles Markets, Inc.
1,500,000	8.875%, 05/15/17	1,616,250

	Stater Brothers Holdings, Inc.
2,000,000	7.750%, 04/15/15	2,042,500
2,000,000	7.375%, 11/15/18	2,155,000

		5,813,750

	Footwear & Related Apparel (0.2%)
	Wolverine World Wide, Inc.
560,000	6.125%, 10/15/20 144A††	576,800

	Funeral Service & Related Items (4.4%)
	Service Corp. International
8,000,000	7.375%, 10/01/14	8,800,000
3,200,000	7.000%, 05/15/19	3,536,000

	Stewart Enterprises, Inc.
3,500,000	6.500%, 04/15/19	3,762,500

		16,098,500

	Gold Mining (0.9%)
	IAMGOLD Corp.
3,235,000	6.750%, 10/01/20 144A	3,170,300

	Hotels & Motels (1.3%)
	Choice Hotels International, Inc.
1,250,000	5.700%, 08/28/20	1,350,043

	Ryman Hospitality Properties, Inc.
3,500,000	6.750%, 11/15/14	3,495,625

		4,845,668

	Machinery - Farm (0.8%)
	CNH America, LLC
2,750,000	7.250%, 01/15/16	3,086,875

	Medical - Drugs (0.9%)
	Endo Health Solutions, Inc.
3,250,000	7.000%, 07/15/19	3,501,875

	Medical - Generic Drugs (0.8%)
	Mylan, Inc.
2,750,000	6.000%, 11/15/18 144A	2,915,000

	Sky Growth Holdings Corp.
220,000	7.375%, 10/15/20 144A	221,100

		3,136,100

	Medical - Hospitals (4.1%)
	Community Health Systems, Inc.
600,000	5.125%, 08/15/18	622,500

	HCA, Inc.
9,000,000	6.500%, 02/15/16	9,900,000
4,150,000	6.500%, 02/15/20	4,616,875

		15,139,375

	Medical Products (1.3%)
	Hanger, Inc.
1,200,000	7.125%, 11/15/18	1,254,000

	Teleflex, Inc.
3,125,000	6.875%, 06/01/19	3,359,375

		4,613,375

	Motion Pictures & Services (1.1%)
	Lions Gate Entertainment Corp.
3,750,000	10.250%, 11/01/16	4,171,875

	Multimedia (0.4%)
	Entravison Communications Corp.
1,250,000	8.750%, 08/01/17	1,350,000

	Non - Hazardous Waste Disposal (0.8%)
	Covanta Holding Corp.
2,700,000	7.250%, 12/01/20	2,993,914

	Office Automation & Equipment (0.4%)
	CDW LLC and CDW Finance Corp.
1,250,000	8.000%, 12/15/18	1,381,250

	Oil & Gas Drilling (0.7%)
	Offshore Group Investment Ltd.
2,250,000	11.500%, 08/01/15	2,486,250

	Oil Company - Exploration & Production (5.7%)
	Berry Petroleum Co.
2,000,000	6.750%, 11/01/20	2,130,000

	Continental Resources, Inc.
1,200,000	8.250%, 10/01/19	1,350,000

	Denbury Resources, Inc.
1,250,000	8.250%, 02/15/20	1,409,375

	Plains Exploration & Production Co.
1,250,000	6.125%, 06/15/19	1,259,375

	Range Resources Corp.
1,250,000	6.750%, 08/01/20	1,375,000

	SM Energy
2,825,000	6.625%, 02/15/19	2,980,375

	Swift Energy Co.
1,200,000	8.875%, 01/15/20	1,296,000

	Whiting Petroleum Corp.
8,500,000	6.500%, 10/01/18	9,116,250

		20,916,375

	Oil Field Services (1.5%)
	SESI LLC
5,000,000	6.375%, 05/01/19	5,350,000

	Paper & Related Products (0.7%)
	Clearwater Paper Corp.
1,250,000	7.125%, 11/01/18	1,359,375

	Sappi Papier Holdings
1,250,000	8.375%, 06/15/19	1,337,500

		2,696,875

	Pipelines (5.7%)
	Atlas Pipeline Partners L.P.
3,250,000	8.750%, 06/15/18	3,493,750

	Copano Energy LLC
6,500,000	7.750%, 06/01/18	6,825,000

	Eagle Rock Energy Partners, L.P.
1,155,000	8.375%, 06/01/19 144A	1,134,788

	Markwest Energy Partners, L.P.
4,000,000	6.750%, 11/01/20	4,330,000

	Targa Resources Partners LP
4,500,000	8.250%, 07/01/16	4,691,250
525,000	7.875%, 10/15/18	574,875

		21,049,663

	Printing/ Commercial (0.6%)
	Deluxe Corp.
2,100,000	7.000%, 03/15/19	2,233,875

	Private Corrections (2.1%)
	Corrections Corporation of America
241,000	6.750%, 01/31/14	241,000
2,900,000	7.750%, 06/01/17	3,110,250

	GEO Group, Inc.
4,125,000	7.750%, 10/15/17	4,444,688

		7,795,938

	Publishing - Periodicals (0.9%)
	Nielsen Finance LLC
3,000,000	7.750%, 10/15/18	3,382,500

	Real Estate Investment Trust - Health Care (0.7%)
	MPT Operating Partnership LP
2,250,000	6.875%, 05/01/21	2,452,500

	Real Estate Investment Trust - Hotels (3.5%)
	Host Hotels & Resorts LP
12,391,000	6.750%, 06/01/16	12,731,753

	Real Estate Management/ Service (0.7%)
	CB Richard Ellis Services, Inc.
2,250,000	6.625%, 10/15/20	2,458,125

	Rental - Auto/ Equipment (2.0%)
	Hertz Corp.
4,250,000	6.750%, 04/15/19	4,483,750

	UR Merger Sub Corp.
2,425,000	9.250%, 12/15/19	2,734,188

		7,217,938

	Retail - Apparel/ Shoe (0.8%)
	PVH Corp.
2,500,000	7.375%, 05/15/20	2,825,000

	Retail - Building Products (0.6%)
	McJunkin Red Man Corp.
2,000,000	9.500%, 12/15/16	2,157,500

	Retail - Mail Order (1.4%)
	QVC, Inc.
4,750,000	7.500%, 10/01/19 144A	5,255,904

	Retail - Perfume & Cosmetics (1.1%)
	Sally Holdings LLC
3,500,000	6.875%, 11/15/19	3,893,750

	Satellite Telecommunications (1.1%)
	Intelsat Jackson Holdings, Ltd.
1,250,000	11.250%, 02/04/17	1,321,875

	Telestat Canada
2,750,000	6.000%, 05/15/17 144A	2,860,000

		4,181,875

	Semiconductor Equipment (1.2%)
	Sensata Technologies BV
4,000,000	6.500%, 05/15/19	4,270,000

	Telecom Services (4.6%)
	SBA Telecommunications
4,250,000	8.250%, 08/15/19	4,749,375

	tw telecom holdings, inc.
11,000,000	8.000%, 03/01/18	12,100,000

		16,849,375

	Telephone - Integrated (0.4%)
	Qwest Communications International, Inc.
1,250,000	8.000%, 10/01/15	1,305,859

	Theaters (4.0%)
	Cinemark USA, Inc.
4,600,000	7.375%, 06/15/21	5,117,500

	National CineMedia, Inc.
4,800,000	7.875%, 07/15/21	5,232,000

	Regal Entertainment Group
4,000,000	9.125%, 08/15/18	4,470,000

		14,819,500

	Therapeutics (0.8%)
	Warner Chilcott Co. LLC
2,600,000	7.750%, 09/15/18	2,775,500

	Transport - Marine (0.7%)
	Martin Midstream Partners L.P.
2,362,000	8.875%, 04/01/18	2,480,100

	Vitamins & Nutrition Products (0.4%)
	NBTY, Inc.
1,250,000	9.000%, 10/01/18	1,390,625

	Wireless Equipment (2.1%)
	Crown Castle International Corp.
1,300,000	7.125%, 11/01/19		1,410,500

	ViaSat, Inc.
3,750,000	8.875%, 09/15/16		4,021,875
2,240,000	6.875%, 06/15/20 144A††		2,318,400

			7,750,775

	Total Investments (cost $345,189,665- note b)	95.7%	350,983,622
	Other assets less liabilities	4.3	15,802,543
	Net Assets	100.0%	$366,786,165

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

	† Security pledged as collateral for the Fund's delayed delivery or when - issued commitments plus cash.

	†† Security purchased on a delayed delivery or when-issued basis.

Percent of
Portfolio Distribution	Investments
Advertising/ Sales	0.7%
Advertising Services	0.7
Alternative Waste Technology	0.3
Applications Software	0.3
Auto - Medium & Heavy Duty Trucks	1.2
Broadcast Service/Programming	3.3
Cable/ Satellite TV	2.8
Casino Hotels	1.2
Commercial Services	2.4
Computer Services	2.6
Consumer Products - Miscellaneous	0.9
Containers - Metal/ Glass	0.8
Containers - Paper/ Plastic	4.3
Dialysis Centers	0.5
Distribution/Wholesale	0.4
Diversified Manufacturing Operations	0.9
E-Commerce/ Services	1.6
Engines - Internal Combustion	0.5
Enterprise Software/Serv	0.4
Food - Canned	2.4
Food - Miscellaneous/ Diversified	5.9
Food - Retail	1.7
Footwear & Related Apparel	0.2
Funeral Service & Related Items	4.6
Gold Mining	0.9
Hotels & Motels	1.4
Machinery - Farm	0.9
Medical - Drugs	1.0
Medical - Generic Drugs	0.9
Medical - Hospitals	4.3
Medical Products	1.3
Motion Pictures & Services	1.2
Multimedia	0.4
Non - Hazardous Waste Disposal	0.9
Office Automation & Equipment	0.4
Oil & Gas Drilling	0.7
Oil Company - Exploration & Production	6.0
Oil Field Services	1.5
Paper & Related Products	0.8
Pipelines	6.0
Printing/ Commercial	0.6
Private Corrections	2.2
Publishing - Periodicals	1.0
Real Estate Investment Trust - Health Care	0.7
Real Estate Investment Trust - Hotels	3.6
Real Estate Management/ Service	0.7
Rental - Auto/ Equipment	2.1
Retail - Apparel/ Shoe	0.8
Retail - Building Products	0.6
Retail - Mail Order	1.5
Retail - Perfume & Cosmetics	1.1
Satellite Telecommunications	1.2
Semiconductor Equipment	1.2
Telecom Services	4.8
Telephone - Integrated	0.4
Theaters	4.2
Therapeutics	0.8
Transport - Marine	0.7
Vitamins & Nutrition Products	0.4
Wireless Equipment	2.2
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $345,189,665 amounted to $5,793,957, which consisted of aggregate gross unrealized appreciation of $6,337,834 and aggregate gross unrealized depreciation of $543,877.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs+: Corporate Obligations	350,983,622
Level 3 – Significant Unobservable Inputs	-
Total	$350,983,622

+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
November 28, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 28, 2012